Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Sales Revenue, Net [Member]
Schedule of Related Party Transactions [Table Text Block]
Revenues from related parties are summarized as follows:

	Year ended
	December 31,
	2012	2013
	(in thousands)

INXT- NingBo	$93,664	32,045
INX	56,221	26,695
INXO- Foshan	63,375	10,564
INXO- NingBo	21,673	6,416
TPO Shanghai	4,148	5,632
INXD- NingBo	12,637	2,534
Others (individually below 5%)	256	2,669
	$251,974	86,555

Sales [Member]
Schedule of Related Party Transactions [Table Text Block]
A breakdown by product type for sales to INX and its affiliates is summarized as follows:

	Year ended
	December 31,
	2012	2013
	(in thousands)

Display driver for large-size applications	$190,963	54,813
Display driver for consumer electronics applications	40,582	24,965
Display driver for mobile handsets	14,748	1,863
Others	5,681	4,914
	$251,974	86,555